(10) Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Year Ended December 31
	2012	2011
Deferred tax assets:
Accrued salaries/vacation	$232,600	$195,100
Accrued equipment pool	54,100	57,500
State taxes	400	800
Stock options	768,900	714,300
Net operating loss carryforwards	7,121,300	6,443,100
Total deferred tax assets	8,177,300	7,410,800

Deferred tax liabilities:
Depreciation	21,000	75,800
Amortization of intangibles	4,700	4,700
Other	313,900	321,600
Total deferred tax liabilities	339,600	402,100

Net deferred assets before valuation allowance	7,837,700	7,008,700
Valuation allowance	-7,837,700	-7,008,700
Net deferred tax assets	$ -	$ -